Bank Borrowings	6 Months Ended
Jun. 30, 2020
Debt Instrument [Line Items]
Bank Borrowings

10. Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2020	2019

	(in US$’000)
Non-current	26,839	26,818

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2020 and the year ended December 31, 2019 was 2.59% per annum and 3.30% per annum respectively. The carrying amounts of the Group’s bank borrowings were denominated in HK$.

(i)  2-year revolving loan facilities

In August 2018, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$507,000,000 (US$65,000,000). The first credit facility is a HK$351,000,000 (US$45,000,000) revolving loan facility, with a term of 2 years and an interest rate at HIBOR plus 1.35% per annum. The second credit facility is a HK$156,000,000 (US$20,000,000) revolving loan facility, with a term of 2 years and an interest rate at HIBOR plus 1.35% per annum. These credit facilities are guaranteed by the Company. As at June 30, 2020 and December 31, 2019, no amount has been drawn from either of the revolving loan facilities.

(ii)  3-year revolving loan facility and 3-year term loan and revolving loan facilities

In November 2018, the Group through its subsidiary, renewed a 3-year revolving loan facility with a bank in the amount of HK$234,000,000 (US$30,000,000) with an interest rate at HIBOR plus 0.85% per annum. This credit facility is guaranteed by the Company. As at June 30, 2020 and December 31, 2019, no amount has been drawn from the revolving loan facility.

In May 2019, the Group through its subsidiary, entered into a separate facility agreement with the bank for the provision of additional unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The 3-year credit facilities include (i) a HK$210,000,000 (US$26,923,000) term loan facility and (ii) a HK$190,000,000   (US$24,359,000) revolving loan facility, both with an interest rate at HIBOR plus 0.85% per annum, and an upfront fee of HK$819,000 (US$105,000) on the term loan. These credit facilities are guaranteed by the Company. The term loan was drawn in October 2019 and is due in May 2022. As at June 30, 2020 and December 31, 2019, no amount has been drawn from the revolving loan facility.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	June 30,	December 31,
	2020	2019

	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	26,923	—
Between 2 to 3 years	—	26,923
	26,923	26,923

As at June 30, 2020 and  December 31, 2019, the Group had unutilized bank borrowing facilities of HK$931,000,000 (US$119,359,000).